Share-based payment - Weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($) yr
Weighted average assumptions [Abstract]
Expected volatility	41.05%	41.25%	35.68%
Expected terms (in years) | yr	6.16	6.11	5.81
Risk-free interest rate	1.06%	0.53%	1.85%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 1.87	$ 1.72	$ 2.23